Commitments (Long-Term Purchase Commitments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Electricity Purchase Contracts
Long-Term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	$ 1,156	$ 709	$ 756
Purchase Obligation, Due in Next Twelve Months	1,190
Purchase Obligation, Due in Second Year	873
Purchase Obligation, Due in Third Year	639
Purchase Obligation, Due in Fourth Year	588
Purchase Obligation, Due in Fifth Year	586
Future Commitments Thereafter	5,924
Future Commitments Total	9,800
Fuel Purchase Contracts
Long-Term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	3,375	2,070	1,573
Purchase Obligation, Due in Next Twelve Months	3,702
Purchase Obligation, Due in Second Year	2,624
Purchase Obligation, Due in Third Year	1,706
Purchase Obligation, Due in Fourth Year	1,099
Purchase Obligation, Due in Fifth Year	1,117
Future Commitments Thereafter	3,134
Future Commitments Total	13,382
Other Purchase Contracts
Long-Term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	3,602	$ 1,261	$ 1,506
Purchase Obligation, Due in Next Twelve Months	4,642
Purchase Obligation, Due in Second Year	477
Purchase Obligation, Due in Third Year	303
Purchase Obligation, Due in Fourth Year	215
Purchase Obligation, Due in Fifth Year	189
Future Commitments Thereafter	1,515
Future Commitments Total	$ 7,341